Financial Results - Summary of Financial Income and Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Results [Abstract]
Cash and cash equivalents	$ 59,510	$ 64,794	$ 93,774
Financial income on plan assets (Brazil)	15	27	42
Financial income from concessions IFRIC 12 (Brazil)	99,071	73,345	73,911
Interest collected to customers on energy bills and invoices	66,080	76,122	58,604
Other financial income	96,801	235,373	131,750
Total financial income	321,477	449,661	358,081
Financial costs	(768,453)	(1,088,631)	(1,071,759)
Bank loans	(70,023)	(134,024)	(162,192)
Unsecured obligations (bonds)	(208,630)	(281,359)	(312,204)
Lease obligations	(9,396)	(11,712)	(8,170)
Valuation of financial derivatives	(10,207)	(18,610)	(14,094)
Financial restatement of provisions	(89,713)	(119,966)	(147,194)
Capitalized finance expenses	7,561	15,703	19,329
Post-employment benefit obligations	(104,918)	(108,699)	(83,463)
Formalization of debt and other associated expenses	(7,134)	(11,323)	(17,883)
Financial expenses - related parties	(2,662)	(127,977)	(43,874)
Other financial costs	(273,331)	(290,664)	(302,014)
Income from indexation units	76,698	124,477	270,380
Foreign currency exchange differences	57,171	136,960	110,635
Total financial costs	(634,584)	(827,194)	(690,744)
Total financial results	$ (313,107)	$ (377,533)	$ (332,663)